Senior Unsecured Notes	12 Months Ended
Dec. 31, 2025
Disclosure of Senior Unsecured Notes Explanatory [Abstract]
Senior Unsecured Notes
16.	SENIOR UNSECURED NOTES
2033 Senior Unsecured Notes
On September 4, 2025, the Company announced the completion of the private placement offering of C$275,000 principal amount of senior unsecured notes (the “2033 Notes”) due 2033. The 2033 Notes bear interest at an annual rate of 5.75% payable semi-annually in arrears on March 4 and September 4, commencing on March 4, 2026. The net proceeds of the offering was used to repay the Company’s existing indebtedness. Through the use of a cross-currency swap, the Company has effectively converted the 2033 Notes into a fixed U.S. dollar obligation with an effective interest rate of 6.9%.
At any time prior to September 4, 2028, the Company, may on any one or more occasions, redeem (a) up to 40% of the aggregate principal amount of the 2033 Notes issued, under certain conditions, at a redemption price equal to 105.75% of the principal or; (b) all or any part of the 2033 Notes, at a redemption price equal to 100% of the aggregate principal amount plus an applicable premium.
At any time on or after September 4, 2028, the Company may redeem all or part of the 2033 Notes at a redemption price, expressed as percentages of principal amount, equal to 102.875% in 2028,
101.438
% in 2029 and
100
% in 2030 and thereafter.
On September 4, 2025, the optional redemption right was recognized as an embedded derivative asset with a fair value of $3,203. As at December 31, 2025, the fair value of the embedded derivative was $2,681.
2030 Senior Unsecured Notes
On November 6, 2025, the Company announced the completion of the private placement offering of C$525,000 principal amount of senior unsecured notes (the “2030 Notes”) due 2030. The 2030 Notes bear interest at an annual rate of 5.5% payable semi-annually in arrears on November 6 and May 6, commencing on May 6, 2026. The net proceeds of the offering was used to fund the acquisition of Joe Hudson’s Collision Center, which subsequently closed on January 9, 2026. The Company entered into a cross-currency swap which, effective January 7, 2026, is intended to effectively convert the 2030 Notes into a fixed U.S. dollar obligation with an effective interest rate of
6.4%.
At any time prior to November 6, 2027, the Company, may on any one or more occasions, redeem (a) up to 40% of the aggregate principal amount of the 2030 Notes issued, under certain conditions, at a redemption price equal to 105.5% of the principal or; (b) all or any part of the 2030 Notes, at a redemption price equal to 100% of the aggregate principal amount plus an applicable premium.
At any time on or after November 6, 2027, the Company may redeem all or part of the
2030
Notes at a redemption price, expressed as percentages of principal amount, equal to 102.75% in 2027, 101.375% in 2028 and 100% in 2029 and thereafter.
On November 6, 2025, the optional redemption right was recognized as an embedded derivative asset with a fair value of $1,806. As at December 31, 2025, the fair value of the embedded derivative was $974.

				December 31, 2025	December 31, 2024
	Face Value	Amortization	Foreign Exchange	Net Book Value	Net Book Value

Notes due 2030	$373,538	$—	$9,503	$383,041	$—

Transaction costs	(6,637)	197	(155)	(6,595)	—

Embedded derivative liability	1,806	(53)	12	1,765	—

	368,707	144	9,360	378,211	—

Notes due 2033	198,797	—	1,843	200,640	—

Transaction costs	(4,945)	163	(51)	(4,833)	—

Embedded derivative liability	3,203	(105)	27	3,125	—

	197,055	58	1,819	198,932	—

	$565,762	$202	$11,179	$577,143	$—